Annual Total Returns- Federated Hermes Managed Volatility Fund II (Service Shares) [BarChart] - Service Shares - Federated Hermes Managed Volatility Fund II - S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.77%	13.55%	21.74%	3.91%	(7.56%)	7.69%	18.11%	(8.59%)	19.92%	0.71%